Principal Exchange-Traded Funds | Principal EDGE Active Income ETF
Principal Exchange-Traded Funds

Supplement dated March 31, 2017
to the Statutory Prospectus dated November 1, 2016
(as supplemented on November 15, 2016 and March 17, 2017)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

PRINCIPAL EDGE ACTIVE INCOME ETF
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal Exchange-Traded Funds Principal EDGE Active Income ETF Principal EDGE Active Income ETF, Share Class
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.59%
Acquired Fund Fees and Expenses	0.11%
Expenses (as a percentage of Assets)	1.45%
Fee Waiver or Reimbursement	(0.80%)	[1]
Net Expenses (as a percentage of Assets)	0.65%
[1]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.65%. It is expected that the expense limit will continue through the period ending March 31, 2018; however, Principal Exchange-Traded Funds and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal Exchange-Traded Funds | Principal EDGE Active Income ETF | Principal EDGE Active Income ETF, Share Class | USD ($)	66	380	716	1,666